UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578
Washington, DC 20549	Expires: February 28, 2007
Estimated average burden
FORM N-Q	hours per response: 20.0

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21417

Registrant Name: NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: January 31, 2007

Date of Reporting Period: October 31, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2006 (unaudited)

Shares
(000)		Value*

COMMON STOCK-67.8%
	Agriculture-2.2%
400	Altria Group, Inc. (a)	$32,532,000
300	Reynolds American, Inc.	18,948,000

		51,480,000

	Apparel-0.0%
10	VF Corp.	760,100

	Banking-5.3%
400	Bank of America Corp. (a)	21,548,000
600	Keycorp (a)	22,284,000
950	Regions Financial Corp. (a)	36,052,500
217	Wachovia Corp.	12,065,700
750	Washington Mutual, Inc. (a)	31,725,000

		123,675,200

	Beverages-1.8%
500	Anheuser-Busch Cos., Inc. (a)	23,710,000
400	Coca-Cola Co.	18,688,000

		42,398,000

	Building Materials-1.2%
1,000	Masco Corp. (a)	27,650,000

	Chemicals-7.3%
2,200	Dow Chemical Co. (a)	89,738,000
3,200	Lyondell Chemical Co. (a)	82,144,000

		171,882,000

	Commercial Services-2.6%
1,243	Deluxe Corp. (a)	28,178,810
964	RR Donnelley & Sons Co. (a)	32,647,812

		60,826,622

	Computers-0.1%
12	International Business Machines Corp.	1,117,193
10	Seagate Technology, Inc.	225,800

		1,342,993

	Diversified Financial Services-1.3%
150	Freddie Mac	10,348,500
400	JP Morgan Chase & Co. (a)	18,976,000
10	Morgan Stanley	764,300

		30,088,800

	Electric-3.7%
800	DTE Energy Co.	36,344,000
1,100	Progress Energy, Inc. (a)	50,600,000

		86,944,000

	Food-3.1%
1,800	ConAgra Foods, Inc. (a)	47,070,000
750	Supervalu, Inc. (a)	25,050,000

		72,120,000

	Gas-3.8%
1,914	KeySpan Corp. (a)	77,649,830
200	Sempra Energy	10,608,000

		88,257,830

	Hand/Machine Tools-0.6%
300	Stanley Works	14,295,000

	Home Furnishings-0.7%
200	Whirlpool Corp.	17,386,000

	Household Products-1.7%
600	Kimberly-Clark Corp.	39,912,000

	Insurance-3.8%
600	Allstate Corp. (a)	36,816,000
250	Lincoln National Corp. (a)	15,827,500
700	St. Paul Travelers Cos., Inc. (a)	35,791,000

		88,434,500

	Machinery-Diversified-1.2%
329	Deere & Co.	27,990,744

	Media-0.8%
626	CBS Corp.	18,128,016

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2006 (unaudited)

Shares
(000)			Value*

	Oil & Gas-15.6%
1,000	Anadarko Petroleum Corp. (a)		$46,420,000
1,000	Chevron Corp. (a)		67,200,000
1,600	ConocoPhillips		96,384,000
700	Marathon Oil Corp.		60,480,000
1,100	Occidental Petroleum Corp.		51,634,000
400	PetroChina Co., Ltd. ADR		44,156,000

			366,274,000

	Pharmaceuticals-6.2%
600	GlaxoSmithKline PLC ADR		31,950,000
1,061	Merck & Co., Inc. (a)		48,204,246
2,500	Pfizer, Inc. (a)		66,625,000

			146,779,246

	Real Estate-0.0%
10	Duke Realty Corp.-REIT		400,600

	Telecommunications-4.4%
500	AT&T, Inc. (a)		17,125,000
1,700	Verizon Communications, Inc. (a)		62,900,000
1,800	Windstream Corp.		24,696,000

			104,721,000

	Toys, Games & Hobbies-0.4%
400	Mattel, Inc.		9,052,000

	Total Common Stock (cost-$1,536,000,527)		1,590,798,651

CONVERTIBLE BONDS & NOTES-13.5%

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)

	Airlines-0.9%
$12,900	Continental Airlines, Inc., 4.50%, 2/1/07	Caa1/CCC+	13,545,000
5,000	UAL Corp., 4.50%, 6/30/21(b)(c)	NR/NR	6,355,500

			19,900,500

	Commercial Services-1.3%
5,000	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	5,368,000
3,000	Quanta Services, Inc., 3.75%, 4/30/26 (b)(c)	NR/B	3,273,750
13,400	Quebecor World USA, Inc., 6.00%, 10/1/07	B3/B-	13,215,750
7,500	Vertrue Corp. Ltd., 5.50%, 10/1/10	NR/B-	9,431,250

			31,288,750

	Computers-1.2%
15,750	Electronic Data Systems Corp., 3.875%, 7/15/23	Ba1/BBB	16,183,125
10,100	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	11,248,875

			27,432,000

	Electric-0.5%
3,500	PG&E Corp., 9.50%, 6/30/10	NR/NR	10,972,500

	Electrical Components & Equipment-0.3%
5,750	Artesyn Technologies, Inc., 5.50%, 8/15/10	NR/NR	7,872,325

	Hotels/Gaming-0.9%
8,500	Caesars Entertainment, Inc., 5.37375, 4/15/24 (d)	Baa3/BB+	10,415,900
7,800	Hilton Hotels Corp., 3.375%, 4/15/23	Ba2/BB	10,500,750

			20,916,650

	Media-0.6%
13,000	EchoStar Communications Corp., 5.75%, 5/15/08, GDR	B1/B	13,178,750

	Oil & Gas-0.6%
10,675	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	13,770,750

	Pharmaceuticals-0.6%
14,000	Sepracor, Inc., 5.00%, 2/15/07	NR/B-	14,000,000

	Real Estate-0.5%
6,500	Digital Realty Trust L.P., 4.125%, 8/15/26, REIT (b)(c)	NR/NR	7,250,100
5,000	EOP Operating L.P., 4.00%, 7/15/26 (b)(c)	NR/BBB	5,518,750

			12,768,850

	Retail-0.5%
12,800	Sonic Automotive, Inc., 5.25%, 5/7/09	B2/B	12,224,000

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Semi-conductors-0.5%
$11,500	Fairchild Semiconductor Corp., 5.00%, 11/1/08	NR/B	$11,456,875

	Telecommunications-4.1%
11,000	American Tower Corp., 5.00%, 2/15/10	Ba3/BB-	11,027,500
10,500	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB	11,169,375
11,510	Ciena Corp., 3.75%, 2/1/08	B2/B	11,222,250
5,855	Harris Corp., 3.50%, 8/15/22, GDR	Baa2/BBB	11,124,500
13,300	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC-	12,103,000
14,100	Lucent Technologies, Inc., 8.00%, 8/1/31	B3/CCC+	14,223,375
14,000	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BBB+	13,982,500
11,500	Nortel Networks Corp., 4.25%, 9/1/08, GDR	B3/B-	11,097,500

			95,950,000

	Transportation-0.4%
600	CSX Corp., 0.00%, 10/30/21	Baa2/BBB	773,250
6,450	YRC Worldwide, Inc., 5.00%, 8/8/23	Ba1/BBB-	8,320,500

			9,093,750

	Trucking/Leasing-0.6%
11,900	GATX Corp., 7.50%, 2/1/07	Baa3/BBB	15,246,875

	Total Convertible Bonds & Notes (cost-$311,779,897)		316,072,575

CONVERTIBLE PREFERRED STOCK-9.6%

Shares
(000)

	Automotive-0.6%
575	General Motors Corp., 6.25%, 7/15/33	Caa1/B-	13,646,939

	Banking-0.4%
195	Washington Mutual Capital Trust, 5.375%, 5/1/41	Baa1/BBB	10,689,900

	Commercial Services-0.3%
175	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	8,540,951

	Diversified Financial Services-0.9%
293	E*Trade Financial Corp., 6.125%, 11/18/08	Ba3/NR	8,826,625
430	Lehman Brothers Holdings, Inc., 6.25%, 10/15/07	A1/A+	11,825,000

			20,651,625

	Electric-1.6%
244	AES Trust III, 6.75%, 10/15/29	B3/B	11,802,235
230	Entergy Corp., 7.625%, 2/17/09	NR/BBB	12,995,000
48	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	11,923,781

			36,721,016

	Food-0.5%
483	Albertson's, Inc., 7.25%, 5/16/07	B1/B	12,150,162

	Insurance-2.2%
300	Genworth Financial, Inc., 6.00%, 5/16/07	A2/A	10,815,000
405	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	11,987,214
165	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09	NR/BB+	4,888,125
450	PMI Group, Inc., 5.875%, 11/15/06	A1/A	11,250,000
535	XL Capital Ltd., 6.50%, 5/15/07	A3/A-	12,198,000

			51,138,339

	Oil & Gas-0.9%
104	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	11,319,650
90	Hess Corp., 7.00%, 12/1/06	Ba3/BB	9,639,525

			20,959,175

	Pharmaceuticals-0.7%
289	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	15,934,364

	Real Estate-0.5%
465	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/B-	11,688,150

	Telecommunications-0.5%
204	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	11,290,686

	Waste Disposal-0.5%
38	Allied Waste Industries, Inc., 6.25%, 3/1/08	Caa1/B	12,625,388

	Total Convertible Preferred Stock (cost-$217,061,987)		226,036,695

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2006 (unaudited)

Principal
Amount
(000)		Value*

SHORT-TERM INVESTMENTS-10.9%
	Time Deposits-10.9%
$36,675	BNP Paribas— Grand Cayman, 4.61%, 11/1/06	$36,675,476
12,202	Royal Bank of Canada—Grand Cayman, 4.61%, 11/1/06	12,202,376
207,092	Societe Generale, 4.61%, 11/1/06	207,092,183

	Total Time Deposits (cost-$255,970,035)	255,970,035

	Total Investments, before call options written (cost-$2,320,812,446)- 101.8%	2,388,877,956

CALL OPTIONS WRITTEN (e)-(1.5)%
Contracts

	American Stock Exchange Morgan Stanley Cyclical Flex Index,
200	strike price $817, expires 11/3/06	(756,600)
200	strike price $875, expires 12/22/06	(148,000)
	American Stock Exchange Morgan Stanley Cyclical Index,
250	strike price $840, expires 11/18/06	(531,250)
250	strike price $870, expires 12/16/06	(322,500)
600	strike price $880, expires 12/16/06	(546,000)
200	strike price $890, expires 12/16/06	(123,000)
	American Stock Exchange Oil Flex Index,
200	strike price $1112, expires 11/10/06	(622,200)
200	strike price $1119.50, expires 11/10/06	(519,200)
200	strike price $1175, expires 1/5/06	(549,200)
200	strike price $1248, expires 11/3/06	-
	American Stock Exchange Oil Index,
200	strike price $1105.50, expires 11/10/06	(718,200)
100	strike price $1110, expires 11/18/06	(366,500)
500	strike price $1120, expires 11/18/06	(1,507,500)
75	strike price $1130, expires 12/16/06	(291,750)
100	strike price $1130, expires 11/18/06	(242,500)
200	strike price $1134, expires 12/01/06	(622,200)
175	strike price $1140, expires 12/16/06	(590,625)
150	strike price $1180, expires 12/16/06	(264,000)
200	strike price $1190, expires 12/16/06	(293,000)
150	strike price $1200, expires 12/16/06	(182,250)
150	strike price $1210, expires 12/16/06	(150,000)
	Pharmaceutical HOLDRS,
5,000	strike price $100.60, expires 1/5/07	(770,000)
5,000	strike price $101.25, expires 11/24/06	(510,000)
	Philadelphia Stock Exchange KBW Bank Sector Flex Index,
2,000	strike price $112, expires 11/3/06	(380,000)
1,300	strike price $112.50, expires 11/3/06	(189,800)
1,500	strike price $114.38, expires 11/10/06	(102,000)
2,000	strike price $115, expires 12/22/06	(362,000)
	Philadelphia Stock Exchange KBW Bank Sector Index,
4,000	strike price $115, expires 11/18/06	(240,000)
4,000	strike price $115, expires 12/16/06	(580,000)
1,500	strike price $115, expires 12/1/06	(183,000)
	Philadelphia Stock Exchange Utility Flex Index,
450	strike price $466, expires 11/3/06	(706,950)
	Philadelphia Stock Exchange Utility Index,
1,100	strike price $455, expires 11/18/06	(2,893,000)
875	strike price $460, expires 11/18/06	(1,881,250)
150	strike price $465, expires 11/18/06	(250,500)
400	strike price $480, expires 12/16/06	(320,000)
100	strike price $485, expires 12/16/06	(53,000)
	Standard & Poors 500 Flex Index,
200	strike price $1323, expires 11/03/06	(1,086,600)
200	strike price $1344, expires 12/1/06	(849,200)
200	strike price $1347, expires 12/1/06	(799,800)
200	strike price $1355, expires 12/1/06	(672,200)
250	strike price $1389, expires 12/22/06	(467,725)

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2006 (unaudited)

Contracts		Value*

	Standard & Poors 500 Index,
150	strike price $1320, expires 11/18/06	$(898,500)
250	strike price $1325, expires 11/18/06	(1,377,500)
250	strike price $1330, expires 11/18/06	(1,260,000)
550	strike price $1335, expires 11/18/06	(2,519,000)
550	strike price $1340, expires 11/18/06	(2,266,000)
200	strike price $1360, expires 12/16/06	(686,000)
100	strike price $1380, expires 12/16/06	(212,000)
250	strike price $1385, expires 12/16/06	(457,500)
350	strike price $1390, expires 12/16/06	(549,500)
50	strike price $1395, expires 12/16/06	(67,000)
150	strike price $1400, expires 12/16/06	(168,000)
	Telecommunication Basket Index,
5,000	strike price $102, expires 12/8/06	(1,185,000)
5,000	strike price $102.50, expires 12/8/06	(820,000)

	Total Call Options Written (premiums received-$21,863,824)	(35,109,500)

	Total Investments, net of call options written (cost-$2,298,948,622) -100.3%	2,353,768,456

	Liabilities in excess of other assets-(0.3)%	(6,444,547)

	Net Assets-100.0%	$2,347,323,909

____________________________________________________________
Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations or using the last sale price on the exchange that is the primary market for such securities, or the quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	All or partial amount segregated as collateral for call options written.
(b)	144A Security-Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Private Placement. Restricted as to resale and may not have a readily available market.
(d)	Variable rate security. Interest rate disclosed reflects the rate in effect on October 31, 2006.
(e)	Non-income producing.

Glossary:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt
NR-Not Rated
REIT-Real Estate Investment Trust

Item 2. Controls and Procedures

a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

           (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NFJ Dividend, Interest & Premium Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 26, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 26, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 26, 2006